RELATED PARTIES - TRANSACTIONS AND BALANCES: (Schedule of Balances with Related Parties) (Details) (Board of Directors and the Chief Executive Officer [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Board of Directors and the Chief Executive Officer [Member]
Balances with related parties [Line Items]
Convertible loans		$ 4,535
Accounts payable and accruals	$ 148	$ 1